Equity - Schedule of Warrants Reserve (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Nov. 12, 2025	Aug. 08, 2025
Disclosure of reserves within equity [line items]
Warrants issued (in shares)	21,302,814
Exercise price (in dollars per share)		$ 4.00	$ 5.42
Public Warrants
Disclosure of reserves within equity [line items]
Warrants issued (in shares)	13,723,550
Exercise price (in dollars per share)	$ 11.50
Private Placement Warrants
Disclosure of reserves within equity [line items]
Warrants issued (in shares)	667,500
Exercise price (in dollars per share)	$ 11.50
Warrants issued in connection with the 2025 Offering
Disclosure of reserves within equity [line items]
Warrants issued (in shares)	4,411,764
Warrants issued as part of senior secured bridge loan facility
Disclosure of reserves within equity [line items]
Warrants issued (in shares)	2,500,000
Exercise price (in dollars per share)	$ 5.42